UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09261

                                   Foxby Corp.

               (Exact name of registrant as specified in charter)

   11 Hanover Square, 12th Floor
        New York, NY                                                  10005
(Address of principal executive offices)                            (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments

Form N-Q - March 31, 2006 (Unaudited)

Foxby Corp.

     Shares       COMMON STOCKS - 113.09%                                                                      Value
                                                                                                             ---------
                  Cable & other Pay Television Services - 2.68%
      7,600       Comcast Corp. (a)                                                                         $ 198,816

                  Cement, Hydraulic - 1.85%
      2,100       Cemex SA DE CV (b)                                                                          137,088

                  Copper Exploration - 1.90%
     55,000       Peru Copper, Inc. (a)                                                                       140,800

                  Crude Petroleum & Natural Gas - 3.10%
      3,200       EOG Resources, Inc.                                                                         230,400

                  Fire, Marine & Casualty Insurance - 3.84%
     28,000       PMA Capital Corp. - Class A (a)                                                             285,040

                  Food and Kindred Products - 1.80%
      1,800       Nestle SA (b)                                                                               133,259

                  Gold Mining - 13.97%
     37,500       Desert Sun Mining Corp. (a)                                                                 207,000
     35,000       Gammon Lake Resources, Inc. (a)                                                             633,500
     40,000       Jaguar Mining, Inc. (a)                                                                     195,783
                                                                                                              -------
                                                                                                            1,036,283
                                                                                                            ---------
                  Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 3.37%
      7,400       Donaldson Co., Inc.                                                                         250,046

                  Insurance Agents, Brokers & Services - 4.74%
     10,600       Brown & Brown, Inc.                                                                         351,920

                  In Vitro & In Vivo Diagnostic Substances - 5.12%
      4,400       IDEXX Laboratories, Inc. (a)                                                                379,984

                  Malt Beverages - 4.89%
      3,200       Anheuser-Busch Companies, Inc.                                                              136,864
      3,300       Molson Coors Brewing Comp.                                                                  226,446
                                                                                                              -------
                                                                                                              363,310
                  National Commercial Banks - 8.99%
      4,307       Bank of America Corp.                                                                       196,141
      7,700       U.S. Bancorp                                                                                234,850
      3,700       Wells Fargo & Co.                                                                           236,319
                                                                                                              -------
                                                                                                              667,310

                  Natural Gas Distribution - 1.18%
     21,600       Metrogas, Inc. (a)(b)                                                                        87,696

                  Patent Owners & Lessors - 3.91%
      8,200       SurModics, Inc. (a)                                                                         289,952

Foxby Corp.
                Form N-Q - March 31, 2006 (Unaudited) - Continued

     Shares       COMMON STOCKS - 113.09%                                                                      Value
                                                                                                             ---------
                  Radio & TV Broadcasting & Communications Equipment - 2.55%
     12,800       NTT DoCoMo, Inc. (b)                                                                        189,056

                  Retail - Drug Stores & Proprietary Stores - 3.55%
      6,100       Walgreen Co.                                                                                263,093

                  Retail - Variety Stores - 3.08%
      4,400       Target Corp.                                                                                228,844

                  Semiconductors & Related Devices - 2.58%
      9,900       Intel Corp.                                                                                 191,565

                  Services-Motion Picture & Video Tape Production - 1.74%
      8,600       Discovery Holding Co. (a)                                                                   129,000

                  Silver Mining & Exploration - 9.18%
     56,000       Bear Creek Mining Co. (a)                                                                   272,160
     24,130       Silvercorp Metals, Inc. (a)                                                                 409,003
                                                                                                              -------
                                                                                                              681,163

                  Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.42%
      4,400       Procter & Gamble Co.                                                                        253,528

                  State Commercial Banks - 3.99%
      4,900       State Street Corp.                                                                          296,107

                  Surety Insurance - 2.29%
      7,800       Old Republic International Corp.                                                            170,196

                  Title Insurance - 12.09%
     31,000       Capital Title Group, Inc.                                                                   239,010
      4,600       Fidelity National Financial, Inc.                                                           163,438
      3,700       First American Corp.                                                                        144,892
      2,800       LandAmerica Financial Group, Inc.                                                           189,980
      3,400       Stewart Information Services Corp.                                                          160,072
                                                                                                              -------
                                                                                                              897,392
                                                                                                              -------
                  Media & Telecommunications - 1.94%
      4,200       Vivendi Universal                                                                           143,640

                  Wholesale - Farm Product Raw Materials - 2.49%
     38,000       Alliance One International, Inc. (a)                                                        184,680

                  Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.85%
      6,000       Patterson Co. (a)                                                                           211,200
                                                                                                              -------

                     Total Common Stocks (cost: $7,260,915)                                                 8,391,368
                                                                                                            ---------

Foxby Corp.

                Form N-Q - March 31, 2006 (Unaudited) - Continued

     Shares       WARRANTS 1.24%                                                                               Value
                                                                                                              -------
      9,375       Desert Sun Mining Corp., 11/20/2008                                                        $ 33,752
     25,000       Jaguar Mining, 12/31/2007                                                                    58,075
                                                                                                               ------

                    Total Warrants (cost: $0)                                                                  91,827
                                                                                                               ------


                  Total Investments (cost: $7,260,915) - 114.33%                                            8,483,195
                                                                                                            ---------
                    Liabilities in Excess of Cash & Other Assets - (14.33%)                                (1,063,146)
                                                                                                           ----------

                  Total Net Assets - 100.00%                                                              $ 7,420,049
                                                                                                          ===========

                  (a) Non-income producing.
                  (b) American Depository Receipt.


                  Tax Related
                  Unrealized appreciation                                                                 $ 1,663,381
                  Unrealized depreciation                                                                    (441,101)
                                                                                                             --------
                  Net unrealized appreciation                                                             $ 1,222,280
                                                                                                          ===========

                  Aggregate cost of securities for income tax purposes                                    $ 7,260,915
                                                                                                          ===========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
   --------------------
   Thomas O'Malley, Chief Financial Officer

Date: May 26, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)